Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment and Geographic Information
Segment Information

The Centaur Companies are engaged in the rental and sale of advanced wound care systems, regenerative medicine products and therapeutic support systems. The Centaur Companies have operations in over 25 countries.

The Centaur Companies have two reportable operating segments which correspond to our two global business units: AHS and LifeCell. Our two global operating segments also represent our reporting units as defined by the Codification. In most countries where we operate, our product lines are marketed and serviced by the same infrastructure and, as such, we have allocated these costs to the various business units based on allocation methods including rental and sales events, headcount, revenue and other methods as deemed appropriate. We measure segment profit as operating earnings, which is defined as earnings (loss) from continuing operations before interest and other income, interest expense, foreign currency gains and losses, and income taxes. All intercompany transactions are eliminated in computing revenue and operating earnings.

Information on segments and a reconciliation of consolidated totals are as follows (dollars in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Revenue:
AHS	$329,651	$371,100	$986,157	$1,067,604
LifeCell	106,222	97,441	320,364	286,785
Total revenue	$435,873	$468,541	$1,306,521	$1,354,389

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	Successor	Predecessor	Successor	Predecessor
Operating earnings:
AHS (1)	$114,833	$146,235	$277,191	$372,280
LifeCell (1)	28,864	27,511	75,503	80,424
Non-allocated costs:
General headquarter expense	(5,519)	(15,748)	(19,545)	(42,469)
Equity-based compensation	(197)	(7,859)	(1,186)	(23,738)
Merger-related and other expenses (2)	(21,685)	(5,996)	(63,750)	(7,202)
Acquired intangible asset amortization (3)	(49,733)	(8,856)	(172,260)	(26,567)
Total non-allocated costs	(77,134)	(38,459)	(256,741)	(99,976)
Total operating earnings	$66,563	$135,287	$95,953	$352,728
________________________________

(1)
The three months ended September 30, 2012 includes the allocation of depreciation expense and cost of sales associated with the purchase accounting adjustments related to the step up in value of rental medical equipment (“RME”) and inventory of $24.6 million and $2.8 million, respectively, to our AHS and LifeCell operating segments. The nine months ended September 30, 2012 includes the allocation of depreciation expense and cost of sales associated with the purchase accounting adjustments related to the step up in value of RME and inventory of $87.0 million and $19.7 million, respectively, to our AHS and LifeCell operating segments. In addition, our AHS operating segment includes $12.4 million and $9.7 million impairment charges recorded during the first and third quarters of 2012, respectively, associated with certain production equipment at our AHS manufacturing plant and inventory associated with our V.A.C. Via product.

(2)
The three and nine months ended September 30, 2012 includes expenses related to the Merger for seller transaction costs, management fees and restructuring-related expenses as well as business optimization expenses. In addition, the three and nine months ended September 30, 2012 and 2011 includes expenses related to our global business transformation efforts.

(3)
The three and nine months ended September 30, 2011 includes amortization of acquired intangible assets related to our purchase of LifeCell in May 2008. The three and nine months ended September 30, 2012 includes amortization of acquired intangible assets related to our Merger in November 2011.

Segment and Geographic Information

The Centaur Companies are engaged in the rental and sale of advanced wound care systems, regenerative medicine products and therapeutic support systems. The Centaur Companies have operations in more than 20 countries.

The Centaur Companies have two reportable operating segments which correspond to our two global business units: AHS and LifeCell. Our two global operating segments also represent our reporting units as defined by the Codification. In most countries where we operate, our product lines are marketed and serviced by the same infrastructure and, as such, we have allocated these costs to the various business units based on allocation methods including rental and sales events, headcount, revenue and other methods as deemed appropriate. We measure segment profit (loss) as operating earnings (loss), which is defined as income (loss) before interest and other income, interest expense, foreign currency gains and losses, and income taxes. All intercompany transactions are eliminated in computing revenue and operating earnings (loss).

Information on segments and a reconciliation of consolidated totals are as follows (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Revenue:
AHS	$231,149	$1,181,961	$1,402,035	$1,402,417
LifeCell	73,615	321,451	341,405	285,898
Total revenue	$304,764	$1,503,412	$1,743,440	$1,688,315

Operating earnings (loss):
AHS	$67,506	$412,092	$417,646	$400,031
LifeCell	13,029	89,178	93,948	80,251
Non-allocated costs:
General headquarter expense	(3,948)	(46,837)	(49,312)	(43,153)
Equity-based compensation (1)	(306)	(81,354)	(32,781)	(32,506)
Merger-related expenses (2)	(148,713)	(46,619)	—	—
LifeCell acquisition-related expenses (3)	—	(29,519)	(38,293)	(42,791)
Total non-allocated costs	(152,967)	(204,329)	(120,386)	(118,450)
Total operating earnings (loss)	$(72,432)	$296,941	$391,208	$361,832
_____________________________

(1)	Includes $55.0 million related to the acceleration of equity-based compensation expense due to immediate vesting upon the Merger.

(2)	Represents expenses related to the Merger including buyer and seller transaction costs, management fees, restructuring-related expenses and amortization of acquired intangible assets.

(3)	Includes amortization of acquired intangible assets and costs to retain key employees related to our purchase of LifeCell in May 2008.

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Depreciation and other amortization:
AHS	$44,238	$55,568	$72,474	$62,668
LifeCell	8,670	44,667	57,370	60,248
Other	3,843	17,451	26,621	32,944
	$56,751	$117,686	$156,465	$155,860

Significant non-cash expense other than depreciation and amortization expense includes the Merger-related periodic recognition of cost of sales associated with the application of preliminary purchase accounting adjustments to step up the value of inventory. For the period from November 4 through December 31, 2011, we recognized $2.1 million, $5.3 million and $0.4 million, respectively, in related cost of sales for our AHS and LifeCell business units.

AHS and LifeCell assets are primarily accounts receivable, inventories, goodwill, intangible assets and net property, plant and equipment generally identifiable by product. Other assets include assets related to our divestiture and assets not specifically identifiable to a product, such as cash, deferred income taxes, prepaid expenses, net debt issuance costs and other non-current assets. Information on segment assets are as follows (dollars in thousands):

	December 31,
	2011	2010	2009
	Successor	Predecessor	Predecessor
Total assets:
AHS	$4,977,917	$764,619	$779,464
LifeCell	2,328,671	1,704,337	1,712,376
Other	614,791	607,043	546,725
	$7,921,379	$3,075,999	$3,038,565

AHS and LifeCell gross capital expenditures primarily relate to manufactured rental assets, manufacturing equipment, and computer hardware and software identifiable by product. Other capital expenditures include those related to our divestiture and those not specifically identifiable to a product, such as the purchase of land and the construction of our global headquarters building, leasehold improvements, and computer hardware and software. The following table contains information on gross capital expenditures (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Gross capital expenditures:
AHS	$10,080	$5,842	$10,212	$17,140
LifeCell	7,047	10,832	10,099	9,113
Other	18,881	81,882	65,572	77,036
	$36,008	$98,556	$85,883	$103,289

Other selected geographic financial information is presented separately for the successor and predecessor periods. In the successor presentation, the Bailiwick of Guernsey represents the domestic location and in the predecessor presentation, the United States represents the domestic location. Revenues are attributed to countries based on the location of our entity providing the products or services. Information on the geographical location of select financial information is as follows (dollars in thousands):

Period from November 4 through December 31, 2011

Successor
Geographic location of revenue:
Domestic	$—
United States	235,886
Other foreign	68,878
Total revenue	$304,764

	Period from January 1 through November 3, 2011	Year Ended December 31,
		2010	2009
	Predecessor	Predecessor	Predecessor
Geographic location of revenue:
Domestic	$1,155,832	$1,352,323	$1,302,095
Foreign	347,580	391,117	386,220
Total revenue	$1,503,412	$1,743,440	$1,688,315

December 31, 2011
Successor
Geographic location of long-lived assets (1):
Domestic	$—
United States	360,365
Other foreign	184,982
Total long-lived assets	$545,347
_____________________________

(1)	Long-lived assets exclude intangible assets.

	December 31,
	2010	2009
	Predecessor	Predecessor
Geographic location of long-lived assets (1):
Domestic	$184,131	$198,211
Foreign	86,932	97,844
Total long-lived assets	$271,063	$296,055
_____________________________

(1)	Long-lived assets exclude intangible assets.